Cash and Interest Bearing Deposits with Banks - Disclosure of Cash and Interest Bearing Deposits with Banks (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Cash and interest bearing deposits with banks [abstract]
Cash and deposits with banks	[1]	$ 75,528	$ 85,234
Cheques and other items in transit, net		2,406	2,232
Total cash and cash equivalents		$ 77,934	$ 87,466	$ 93,261

[1]	Includes deposits with the Bank of Canada, the U.S. Federal Reserve and other central banks.